Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [line items]
Incremental funding	$ 45,000,000
Cash and cash equivalents expiring period	January 30,2019
Dilutive impact of exercise of outstanding stock options	925,782	591,609
Dilutive impact of exercise of warrants	13,901,859	5,108,588
Deficit [member]
Summary of Significant Accounting Policies [line items]
Comprehensive income (loss)	$ (22,639,272)
Shareholders' deficiency	$ (172,937,694)
Bottom of range [member]
Summary of Significant Accounting Policies [line items]
Interest rates	2.18%
Top of range [member]
Summary of Significant Accounting Policies [line items]
Interest rates	2.32%